Revenues - Summary of Breakdown of Revenues by Type of Good or Service (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of revenue [abstract]
Revenue from natural gas produced by the Company	$ 1,538	$ 1,550	$ 1,398